OTHER RECEIVABLES, NET	12 Months Ended
Mar. 31, 2021
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

7. OTHER RECEIVABLES, NET

	March 31,	March 31,
	2020	2021
	RMB	RMB
Rental and other deposits	78,322	44,892
Deposits in non-bank financing partners (i)	52,751	19,919
Staff advance	24,813	16,268
Receivables from third-party payment settlement platform	11,228	242
Consideration receivable (ii)	130,000	—
Others	42,305	49,684
	339,419	131,005
Less: provision for credit losses	(51,666)	(20,980)
	287,753	110,025

(i) In relation with the Company’s historically-facilitated loans for non-banking financial institutions, which were not transferred to Golden Pacer during the divestiture of loan facilitation related business (Note 3), the Company, as the guarantor, is required to deposit a separate guarantee fund with those financial institutions.

7. OTHER RECEIVABLES, NET (CONTINUED)

(ii) On January 16, 2020, the Company entered into definitive agreements with Boche to divest its salvage car related business in exchange for a total cash consideration of RMB330 million. The cash consideration was further modified and revised to RMB295 million.

The movement of allowance for the years ended December 31, 2018 and 2019, the three months ended March 31, 2020, and the fiscal year ended March 31, 2021, was as follows:

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB
Beginning balance of the period	(272)	(6,457)	(6,119)	(51,666)
Changes on initial application of ASU 2016-13	—	—	(8,434)	—
Addition	(23,608)	(1,411)	(39,748)	(1,104)
Write-off of other receivables due to divestiture transactions	17,423	—	2,635	31,790
Reclassified as assets held for sale	—	1,749	—	—
Ending balance of the period	(6,457)	(6,119)	(51,666)	(20,980)